Organization and Principal Activities (Details)	Nov. 29, 2023	Oct. 24, 2023	Oct. 12, 2023	Oct. 07, 2023	Sep. 08, 2023	Aug. 25, 2023	Aug. 23, 2023
Star Fashion (Xiamen) [Member]
Organization and Principal Activities [Line Items]
Number of shareholders participated in share transfer agreement						1
Percentage of equity interest transferred through mutual share transfer agreement							5.00%
Ownership interest percentage by shareholders after capital injection agreement		0.01%
Third Party Investor [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest transferred through mutual share transfer agreement			5.00%		5.00%
WFOE [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest transferred through mutual share transfer agreement				95.00%
Star Fashion (Hong Kong) [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest transferred through mutual share transfer agreement				5.00%
New Investor [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest transferred through mutual share transfer agreement	5.00%
Star Fashion (Xiamen) [Member]
Organization and Principal Activities [Line Items]
Percentage of ownership holding after capital injection agreement		99.99%